Paras Madho
Manager
Securities Operations

[redacted]

05004450

Cert NYS

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-32463

NYSE

RECD S.E.C.
MAR 28 2005
1086

March 28, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, BlackRock Health Sciences Trust, Common Shares of Beneficial Interest. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on March 28, 2005. Tentative listing date – March 29, 2005.

Sincerely,

Paras Madho

PROCESSED
MAR 29 2005
THOMSON FINANCIAL